Derivatives and Hedging Activities (Details) (USD $)	9 Months Ended
Sep. 30, 2013
Derivatives, Fair Value [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	$ 27,000
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	4,800,000
Assets Needed for Immediate Settlement, Aggregate Fair Value	$ 2,000,000